Annual Operating Expenses - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Small Cap Value Index Fund - Fidelity Small Cap Value Index Fund
Aug. 29, 2022
Operating Expenses:
Management fee	0.05%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.05%